COMMITMENTS (Schedule of future minimum payments) (Details)	Jan. 31, 2022 USD ($)
Other Commitments [Line Items]
2023	$ 1,522,747
2024	1,553,310
2025	1,360,102
2026	1,399,538
2027	1,440,158
Thereafter	9,517,138
Other commitment	16,792,993
Mortgage [Member]
Other Commitments [Line Items]
2023	55,465
2024	48,855
2025	45,551
2026	45,551
2027	45,551
Thereafter	368,201
Other commitment	609,174
Leases with related parties [Member]
Other Commitments [Line Items]
2023	1,467,282
2024	1,504,455
2025	1,314,551
2026	1,353,987
2027	1,394,607
Thereafter	9,148,937
Other commitment	$ 16,183,819